H6 Events after the reporting period	12 Months Ended
Dec. 31, 2023
Events After The Reporting Period [Abstract]
Events after the reporting period

Events after the reporting period
Ericsson appoints Lars Sandström as Chief Financial Officer
On January 23, 2024, Ericsson announced the appointment of Lars Sandström as its new Chief Financial Officer, Senior Vice President, and Head of Group Function Finance. Mr. Sandström will replace Carl Mellander, whose departure Ericsson announced in April 2023. Mr. Sandström will join Ericsson on April 1, 2024, and will be based in Sweden.
Lars Sandström is currently Chief Financial Officer and member of the executive team at Getinge, a listed global leader within Medtech. Mr. Sandström has been with Getinge since 2017 and holds a Master of Science in Business Administration. Mr. Sandström has previously held several senior positions at AB Volvo, Scania and Swedish Orphan Biovitrum AB.
Ericsson announces changes to the Executive Team
On January 24, 2024, Ericsson announced that Senior Vice President Niklas Heuveldop had been appointed as new Head of Business Area Global Communications Platform and CEO of Vonage as of February 1, 2024. Mr. Heuveldop, who has been a member of the Executive Team and headed Market Area North America since 2017, succeeds Rory Read who will leave Ericsson at the end of the first quarter 2024.
Yossi Cohen replaces Mr. Heuveldop as Head of Market Area North America, effective as of February 1, 2024. Effective the same date, he will become member of the Executive Team, reporting to the President and CEO. Mr. Cohen previously has been Head of Strategy, Technology, Marketing and Business Development within Market Area North America.
Ericsson appoints Chafic Nassif Head of Market Area North East Asia
On January 29, 2024, Ericsson announced that Chafic Nassif has been appointed as Head of Market Area North East Asia and Senior Vice President, effective as of February 26, 2024. Effective the same date, he will become a member of the Executive Team, reporting to the President and CEO. Chafic Nassif succeeds Chris Houghton who was appointed Chief Operating Officer of Ericsson in November 2023.
Chafic Nassif has held several executive and management positions within Ericsson across various business segments and geographies worldwide. Most recently, he was the Head of Ericsson’s Customer Unit Latin America North within Market Area Europe & Latin America. Before joining Ericsson, Mr. Nassif was active in tech start-ups, as well as IT and business consulting leadership roles in Europe.
Ericsson to utilize mandate to transfer shares
Ericsson’s annual general meeting on March 29, 2023 authorized the Company’s board of directors to resolve on the transfer of the Company’s own shares. Under the authorization the Company may, in conjunction with the delivery of vested shares under the long-term variable compensation programs 2019 and 2020 (“LTV 2019” and “LTV 2020”), prior to the annual general meeting in 2024, decide to retain and sell no more than 60% of the vested shares of series B in the Company in order to cover for the costs for withholding and paying tax and social security liabilities on behalf of the participants in relation to the performance share awards for remittance to revenue authorities. Ericsson decided, on February 16, 2024, to utilize the authorization to transfer shares for these purposes.
The transfer of own shares may take place on Nasdaq Stockholm during the period from and including February 16, 2024 up to the annual general meeting 2024 at a price within the price interval registered from time to time.
Ericsson currently holds 12,932,223 shares of series B in the Company and the maximum number of shares that may be transferred on Nasdaq Stockholm pursuant to the decision to utilize the authorization amounts to 774,889 shares of series B in the Company.